CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Membership		$ 297,150	$ 139,490	$ 85,725
Online marketing services		385,543	$ 125,033	$ 58,457
E-commerce services		23,046
Other services		9,097	$ 455	$ 1,565
Total revenues		714,836	264,978	145,747
Cost of revenues	[1]	(51,268)	(13,844)	(8,471)
Gross profit		663,568	251,134	137,276
Operating expenses:
Sales and marketing expenses	[1]	(689,014)	(180,148)	(84,534)
Research and development expenses	[1]	(121,404)	(43,676)	(25,138)
General and administrative expenses	[1]	(105,049)	(20,633)	(12,983)
Total operating expenses		(915,467)	(244,457)	(122,655)
Income/(loss) from operations		(251,899)	6,677	14,621
Other income/(expenses):
Interest income		4,180	$ 8,527	$ 603
Interest expense		(8,191)
Investment income/(loss), net		(139,779)	$ 10,245	$ 2,728
Gain on deconsolidation and disposal of businesses		119,238
Foreign currency exchange gain/(loss), net		(1,743)	$ (2,510)	$ 548
Others, net		7,286	5,891	1,057
Income/(loss) before tax		(270,908)	28,830	$ 19,557
Income tax benefits/(expenses)		7,952	(6,186)
Net income/(loss)		(262,956)	$ 22,644	$ 19,557
Add: Net loss attributable to noncontrolling interests		12,920
Less: Deemed dividend to mezzanine classified noncontrolling interests		$ (898)
Accretion to preference shares redemption values				$ (9,134)
Income attributable to preference shareholders				(1,230)
Net income/(loss) attributable to 58.com Inc.		$ (250,934)	$ 22,644	9,193
Net income/(loss)		(262,956)	22,644	19,557
Other comprehensive income/(loss):
Foreign currency translation adjustment, net of nil tax		(174,419)	396	(570)
Unrealized gain/(loss) on available-for-sale securities		2,978	(1,111)
Total comprehensive income/(loss)		$ (434,397)	$ 21,929	$ 18,987
Net income/(loss) per ordinary share attributable to ordinary shareholders - basic		$ (1.07)	$ 0.13	$ 0.14
Net income/(loss) per ordinary share attributable to ordinary shareholders - diluted		(1.07)	0.13	0.13
Net income/(loss) per ADS attributable to ordinary shareholders - basic (One ADS represents two ordinary shares)		(2.14)	0.27	0.29
Net income/(loss) per ADS attributable to ordinary shareholders - diluted (One ADS represents two ordinary shares)		$ (2.14)	$ 0.26	$ 0.27
Weighted average number of ordinary shares used in computing basic earnings/(losses) per share		234,811,986	168,589,273	63,717,007
Weighted average number of ordinary shares used in computing diluted earnings/(losses) per share		234,811,986	174,024,997	69,159,524

[1]	Share-based compensation expenses were allocated in cost of revenues and operating expenses as follows: